SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Adjustable Rate Government Fund,
the Short Duration Government Bond Fund,
the Short-Term Bond Fund and
the Short-Term High Yield Bond Fund
(the "Funds")

(Wells Fargo Advantage Short Duration Government Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short Duration Government Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	3.00%	1.00%

(Wells Fargo Advantage Short-Term Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short-Term Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%

SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Adjustable Rate Government Fund,
the Short Duration Government Bond Fund,
the Short-Term Bond Fund and
the Short-Term High Yield Bond Fund
(the "Funds")

(Wells Fargo Advantage Short Duration Government Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short Duration Government Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	3.00%	1.00%

(Wells Fargo Advantage Short-Term Bond Fund)
Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
Shareholder Fees (Wells Fargo Advantage Short-Term Bond Fund)	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	none	1.00%

Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 17, 2012
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	3.00%
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%
(Wells Fargo Advantage Short-Term Bond Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	none
(Wells Fargo Advantage Short-Term Bond Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	1.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 17, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 17, 2012
Prospectus Date	rr_ProspectusDate	Jan 1, 2012
Supplement [Text Block]	wells_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
For the Adjustable Rate Government Fund,
the Short Duration Government Bond Fund,
the Short-Term Bond Fund and
the Short-Term High Yield Bond Fund
(the "Funds")

(Wells Fargo Advantage Short Duration Government Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%
(Wells Fargo Advantage Short Duration Government Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
(Wells Fargo Advantage Short-Term Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) as of November 1, 2012
(Wells Fargo Advantage Short-Term Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
(Wells Fargo Advantage Short-Term Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%